Schedule of Commercial Mortgage Loans by Geographic Distribution (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
California
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	25.60%	24.30%
Illinois
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	13.00%	11.50%
New Jersey
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	8.80%	7.40%
Texas
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.50%	8.90%
Arizona
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.30%	5.70%
Ohio
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	4.90%	5.60%
Florida
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	4.50%	5.30%